Annual Operating Expenses {- Stock Selector All Cap Portfolio} - 02.28 VIP Stock Selector All Cap Portfolio Initial, Service, Service 2 PRO-02 - Stock Selector All Cap Portfolio	Apr. 30, 2022
VIP Stock Selector All Cap Portfolio-Initial VIP
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%	[1]
Total annual operating expenses	0.62%
VIP Stock Selector All Cap Portfolio-Service VIP
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.53%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.09%	[1]
Total annual operating expenses	0.72%
VIP Stock Selector All Cap Portfolio-Service 2 VIP
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.09%	[1]
Total annual operating expenses	0.87%

[1]	(a)Based on estimated amounts for the current fiscal year.